long-term debt	6 Months Ended
Jun. 30, 2020
long-term debt
long-term debt

26   long-term debt

(a)  Details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2020	2019
Senior unsecured
TELUS Corporation senior notes	(b)	$14,729	$14,479
TELUS Corporation commercial paper	(c)	—	1,015
TELUS Communications Inc. debentures		622	621
Secured
TELUS International (Cda) Inc. credit facility	(e)	1,167	431
Other		279	267
		16,797	16,813
Lease liabilities	(f)	1,721	1,661
Long-term debt		$18,518	$18,474
Current		$562	$1,332
Non-current		17,956	17,142
Long-term debt		$18,518	$18,474

(b)  TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants that, among other things, place limitations on our ability, and the ability of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. The notes require us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

At any time prior to the respective maturity dates set out in the table below, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 days’ and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

										Principal face amount						Redemption present
								Effective					Outstanding at			value spread
					Issue			interest		Originally			financial			Basis		Cessation
Series	Issued		Maturity		price			rate [1]		issued			statement date			points		date
3.60% Notes, Series CM	November 2013		January 2021	[2]		$997.15		3.65%			$400	million	$	NIL		35	[3]	N/A
3.20% Notes, Series CO	April 2014		April 2021	[2]		$997.39		3.24%			$500	million	$	NIL		30	[3]	Mar. 5, 2021
2.35% Notes, Series CT	March 2015		March 2022			$997.31		2.39%			$1.0	billion		$1.0	billion	35.5	[3]	Feb. 28, 2022
3.35% Notes, Series CJ	December 2012		March 2023			$998.83		3.36%			$500	million		$500	million	40	[3]	Dec. 15, 2022
3.35% Notes, Series CK	April 2013		April 2024			$994.35		3.41%			$1.1	billion		$1.1	billion	36	[3]	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014		January 2025			$997.75		3.78%			$800	million		$800	million	38.5	[3]	Oct. 17, 2024
3.75% Notes, Series CV	December 2015		March 2026			$992.14		3.84%			$600	million		$600	million	53.5	[3]	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019		July 2026			$998.73		2.77%			$800	million		$800	million	33	[3]	May 8, 2026
2.80% U.S. Dollar Notes [4]	September 2016		February 2027		US$	991.89		2.89%		US$	600	million	US$	600	million	20	[5]	Nov. 16, 2026
3.70% U.S. Dollar Notes [4]	March 2017		September 2027		US$	998.95		3.71%		US$	500	million	US$	500	million	20	[5]	June 15, 2027
2.35% Notes, Series CAC	May 2020		January 2028			$997.25		2.39%			$600	million		$600	million	48	[3]	Nov. 27, 2027
3.625% Notes, Series CX	March 2018		March 2028			$989.49		3.75%			$600	million		$600	million	37	[3]	Dec. 1, 2027
3.30% Notes, Series CY	April 2019		May 2029			$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	[3]	Feb. 2, 2029
3.15% Notes, Series CAA	December 2019		February 2030			$996.49		3.19%			$600	million		$600	million	39.5	[3]	Nov. 19, 2029
4.40% Notes, Series CL	April 2013		April 2043			$997.68		4.41%			$600	million		$600	million	47	[3]	Oct. 1, 2042
5.15% Notes, Series CN	November 2013		November 2043			$995.00		5.18%			$400	million		$400	million	50	[3]	May 26, 2043
4.85% Notes, Series CP	Multiple	[6]	April 2044			$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	[3]	Oct. 5, 2043
4.75% Notes, Series CR	September 2014		January 2045			$992.91		4.80%			$400	million		$400	million	51.5	[3]	July 17, 2044
4.40% Notes, Series CU	March 2015		January 2046			$999.72		4.40%			$500	million		$500	million	60.5	[3]	July 29, 2045
4.70% Notes, Series CW	Multiple	[7]	March 2048			$998.06	[7]	4.71	% [7]		$325	million [7]		$475	million [7]	58.5	[3]	Sept. 6, 2047
4.60% U.S. Dollar Notes [4]	June 2018		November 2048		US$	987.60		4.68%		US$	750	million	US$	750	million	25	[5]	May 16, 2048
4.30% U.S. Dollar Notes [4]	May 2019		June 2049		US$	990.48		4.36%		US$	500	million	US$	500	million	25	[5]	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple	[8]	February 2050			$997.54	[8]	3.97	% [8]		$400	million [8]		$800	million [8]	57.5	[3]	Aug. 16, 2049
(1)	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
(2)

On May 22, 2020, we exercised our right to early redeem, on June 23, 2020, all of our 3.60% Notes, Series CM and all of our 3.20% Notes, Series CO. The long-term debt prepayment premium recorded in the three-month period ended June 30, 2020, was $18 million before income taxes (see Note 9).

(3)

The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT, Series CU, Series CV, Series CW, Series CX, Series CY, Series CZ, Series CAA, Series CAB and Series CAC notes, for which it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

(4)

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian
	Interest rate	dollar equivalent	Exchange
Series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
4.60% U.S. Dollar Notes	4.41%	$974 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672 million	$1.3435

(5)

The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

(6)

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

(7)

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61% in March 2018.

(8)

$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

(c)  TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.25 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.4 billion (December 31, 2019 – $1.4 billion). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at June 30, 2020, we had $NIL (December 31, 2019 - $1,015 million) of commercial paper outstanding, which was denominated in U.S. dollars (US$NIL; December 31, 2019 - US$781 million).

(d)  TELUS Corporation credit facility

As at June 30, 2020, TELUS Corporation had an unsecured revolving $2.25 billion bank credit facility, expiring on May 31, 2023, with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper.

The TELUS Corporation credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter‑end ratio tests. These tests are that our leverage ratio must not exceed 4.25:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facility.

Continued access to the TELUS Corporation credit facility is not contingent upon TELUS Corporation maintaining a specific credit rating.

	June 30,	December 31,
As at (millions)	2020	2019
Net available	$2,250	$1,235
Backstop of commercial paper	—	1,015
Gross available	$2,250	$2,250

We had $191 million of letters of credit outstanding as at June 30, 2020 (December 31, 2019 – $184 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed bank credit facility.

(e)   TELUS International (Cda) Inc. credit facility

As at June 30, 2020, TELUS International (Cda) Inc. had a credit facility, secured by its assets, expiring on January 28, 2025 (December 31, 2019 - December 20, 2022), with a syndicate of financial institutions (as 87.5% lender) and, joined in 2020, TELUS Corporation (as 12.5% lender). The credit facility is comprised of a US$600 million (December 31, 2019 – US$350 million) revolving component and an amortizing US$600 million (December 31, 2019 – US$120 million) term loan component. The credit facility is non-recourse to TELUS Corporation. The outstanding revolving component and term loan component had a weighted average interest rate of 2.68% as at June 30, 2020. In connection with the acquisition of Competence Call Center during the three-month period ended March 31, 2020, as discussed further in Note 18(b), incremental amounts were drawn on the facility.

	June 30, 2020						December 31, 2019
	Revolving		Term loan				Revolving		Term loan
As at (millions)	component		component [1]		Total		component		component		Total
Available	US$	204	US$	N/A	US$	204	US$	121	US$	N/A	US$	121
Outstanding
Due to other		347		518		865		229		107		336
Due to TELUS Corporation		49		74		123		N/A		N/A		N/A
	US$	600	US$	592	US$	1,192	US$	350	US$	107	US$	457
(1)	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on US$103 of the debt to a fixed rate of 2.64%.

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$415 of the principal payments and associated interest obligations to European euro obligations with an effective fixed interest rate of 0.65% and an effective fixed economic exchange rate of US$1.0932:€1.00. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).

TELUS International (Cda) Inc.’s credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter‑end ratio tests. TELUS International (Cda) Inc.’s quarter-end net debt to operating cash flow ratio must not exceed:  4.75:1.00 during fiscal 2020; 4.25:1.00 during fiscal 2021; and 3.50:1.00 subsequently. The quarter-end operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00, all as defined in the credit facility.

The term loan is subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity.

(f)   Lease liabilities

Lease liabilities are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 4.37% as at June 30, 2020.

(g)   Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated for long-term debts owing as at June 30, 2020, are as follows:

Composite long-term debt									Other
denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
Years ending December 31	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
(millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2020 (remainder of year)	$7	$144	$151	$18	$11	$(14)	$14	$29	$23	$203
2021	188	267	455	36	23	(28)	28	59	44	558
2022	1,263	144	1,407	36	22	(28)	28	58	34	1,499
2023	529	122	651	36	18	(28)	28	54	29	734
2024	1,115	110	1,225	36	8	(28)	28	44	23	1,292
2025-2029	4,686	299	4,985	2,516	15	(1,935)	1,907	2,503	46	7,534
Thereafter	4,788	301	5,089	1,704	1	(1,703)	1,646	1,648	20	6,757
Future cash outflows in respect of composite long-term debt principal repayments	12,576	1,387	13,963	4,382	98	(3,764)	3,679	4,395	219	18,577
Future cash outflows in respect of associated interest and like carrying costs [2]	6,452	375	6,827	2,672	19	(2,575)	2,409	2,525	49	9,401
Undiscounted contractual maturities (Note 4(b))	$19,028	$1,762	$20,790	$7,054	$117	$(6,339)	$6,088	$6,920	$268	$27,978
(1)	Where applicable cash flows reflect foreign exchange rates as at June 30, 2020.
(2)

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at June 30, 2020.